Current and long-term debt - 2023 $94.0 million credit facility (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($) vessel	Sep. 30, 2023 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,588,290,000	$ 1,436,224,000
Number of vessels | vessel			1
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,617,439,000	1,948,592,000
Drawdowns			1,386,482,000
2023 $94.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings instrument, term		5 years
Periodic borrowing payment amount		$ 2,400,000
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,500,000,000
Minimum ratio for fair value of vessels		143.00%
Loan maximum borrowing capacity		$ 94,000,000
2023 $94.0 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings			92,908,000	$ 0
Drawdowns			$ 94,000,000
2023 $94.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		25,000,000
2023 $94.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship		500,000
Liquidity requirement, per each chartered-in ship		$ 250,000
2023 $94.0 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.70%
2023 $94.0 Million Credit Facility | STI Marshall and STI Grace
Disclosure of detailed information about borrowings [line items]
Drawdowns		$ 43,800,000
Number of vessels | vessel		2
2023 $94.0 Million Credit Facility | STI Guide and STI Gauntlet
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 50,200,000
Number of vessels | vessel	2